Transactions between related parties (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Dongducheon Dream Power Co., Ltd.
Disclosure of transactions between related parties [Line Items]
Electricity sales	₩ 6,093	₩ 17,041	₩ 15,221
Electricity purchase	828,547	813,440	946,463
Outstanding balances for related party transactions [Abstract]
Trade receivables	332	2,230
Trade payables	74,651	77,817
Non-trade receivables and others	298	655
Non-trade payables and others	10	0
Korea Gas Corporation
Disclosure of transactions between related parties [Line Items]
Electricity sales	99,933	88,011	89,030
Purchase of power generation fuel	5,191,243	3,245,519	3,633,198
Outstanding balances for related party transactions [Abstract]
Trade receivables	9,439	9,833
Trade payables	601,092	524,881
Non-trade receivables and others	498	339
Non-trade payables and others	314	569
Daegu Photovoltaic Co., Ltd.
Disclosure of transactions between related parties [Line Items]
Electricity sales	128	349	0
REC purchase	3,745	3,646	3,243
Outstanding balances for related party transactions [Abstract]
Trade payables	83	71
Jeongam Wind Power Co., Ltd.
Disclosure of transactions between related parties [Line Items]
Electricity sales	724	30	6
Outstanding balances for related party transactions [Abstract]
Trade receivables	151	0
Non-trade payables and others	2	4
Korea Power Engineering Service Co., Ltd.
Disclosure of transactions between related parties [Line Items]
Service sales	840	1,317	1,455
Service purchase	1,765	1,292	723
KS Solar Co., Ltd.
Disclosure of transactions between related parties [Line Items]
Electricity sales	0	5	20
REC purchase	0	900	4,080
Heang Bok Do Si Photovoltaic Power Co., Ltd.
Disclosure of transactions between related parties [Line Items]
Electricity sales	2	2	2
Rental fee and others	455	570	410
Korea Electric Power Industrial Development Co., Ltd.
Disclosure of transactions between related parties [Line Items]
Service sales	10,422	14,044	10,723
Electricity metering service fee	261,668	289,293	250,057
Outstanding balances for related party transactions [Abstract]
Trade receivables	278	333
Non-trade receivables and others	51	42
Non-trade payables and others	13,102	18,006
Goseong Green Energy Co., Ltd.
Disclosure of transactions between related parties [Line Items]
Electricity sales	10,024	24,069	9,195
Outstanding balances for related party transactions [Abstract]
Non-trade receivables and others	0	19
Non-trade payables and others	43,020	7,140
Gangneung Eco Power Co., Ltd.
Disclosure of transactions between related parties [Line Items]
Service sales	4,928	2,391	5,223
Service purchase	19	0	0
Outstanding balances for related party transactions [Abstract]
Trade receivables	1	1
Non-trade receivables and others	99	4,747
Shin Pyeongtaek Power Co., Ltd.
Disclosure of transactions between related parties [Line Items]
Electricity sales	8,468	9,025	3,579
Outstanding balances for related party transactions [Abstract]
Trade receivables	123	0
Non-trade receivables and others	242	210
Non-trade payables and others	82	52
Naepo Green Energy Co., Ltd.
Disclosure of transactions between related parties [Line Items]
Electricity sales	160	185	104
Outstanding balances for related party transactions [Abstract]
Trade receivables	17	17
Noeul Green Energy Co., Ltd.
Disclosure of transactions between related parties [Line Items]
Electricity sales	30	32	177
Service purchase	18,282	15,862	0
Outstanding balances for related party transactions [Abstract]
Trade receivables	3	3
Non-trade payables and others	8,774	2,041
Samcheok Eco Materials Co., Ltd.
Disclosure of transactions between related parties [Line Items]
Electricity sales	605	237	64
Electricity purchase	3,819	14	0
Outstanding balances for related party transactions [Abstract]
Trade receivables	61	20
YTN Co., Ltd.
Disclosure of transactions between related parties [Line Items]
Electricity sales	2,043	1,987	1,785
Advertisement fee	322	731	554
Outstanding balances for related party transactions [Abstract]
Trade receivables	98	98
Non-trade payables and others	11	209
Busan Green Energy Co., Ltd.
Disclosure of transactions between related parties [Line Items]
Electricity sales	19	120	133
Service purchase	25,123	12,189	0
Outstanding balances for related party transactions [Abstract]
Trade receivables	1	7
Non-trade receivables and others	0	1,691
Non-trade payables and others	10,882	0
Gunsan Bio Energy Co., Ltd.
Disclosure of transactions between related parties [Line Items]
Electricity sales	3,611	0	6
Outstanding balances for related party transactions [Abstract]
Non-trade receivables and others	3,458	0
Korea Electric Vehicle Charge Service
Disclosure of transactions between related parties [Line Items]
Electricity sales	578	700	89
Service purchase	605	1,093	0
Outstanding balances for related party transactions [Abstract]
Trade receivables	69	23
Trade payables	0	45
Non-trade receivables and others	354	0
Non-trade payables and others	56	0
Ulleungdo Natural Energy Co., Ltd.
Disclosure of transactions between related parties [Line Items]
Service sales	292	1,013	691
Electricity purchase	63	119	60
Tamra Offshore Wind Power Co., Ltd.
Disclosure of transactions between related parties [Line Items]
Electricity sales	58	55	12
Electricity purchase	8,371	2,105	0
Daegu clean Energy Co., Ltd.
Disclosure of transactions between related parties [Line Items]
Electricity sales	126	421	0
Outstanding balances for related party transactions [Abstract]
Non-trade receivables and others	17	0
Cheongna Energy Co., Ltd.
Disclosure of transactions between related parties [Line Items]
Service sales	11,688	7,980	6,831
Service purchase	58	59	73
Outstanding balances for related party transactions [Abstract]
Trade receivables	183	182
Non-trade payables and others	0	1
Gangwon Wind Power Co., Ltd.
Disclosure of transactions between related parties [Line Items]
Electricity sales	2,402	994	1,273
Electricity purchase	25,407	25,968	22,780
Outstanding balances for related party transactions [Abstract]
Trade receivables	10	6
Trade payables	2,547	3,033
Gwangyang Green Energy Co., Ltd
Disclosure of transactions between related parties [Line Items]
Electricity sales	874	0	0
Hyundai Green Power Co., Ltd.
Disclosure of transactions between related parties [Line Items]
Design service	14,031	14,280	14,835
Electricity purchase	480,815	458,378	469,547
Outstanding balances for related party transactions [Abstract]
Trade receivables	390	946
Trade payables	38,072	32,589
Korea Power Exchange
Disclosure of transactions between related parties [Line Items]
Service sales	6,854	8,446	7,141
Trading Fees	137,489	207,855	91,433
Outstanding balances for related party transactions [Abstract]
Trade receivables	847	463
Non-trade receivables and others	229	128
Non-trade payables and others	1,214	1,142
Hyundai Energy
Disclosure of transactions between related parties [Line Items]
Service sales	1,718	15,627	24,719
Electricity purchase	3,445	87,607	1,313
Outstanding balances for related party transactions [Abstract]
Trade receivables	57	49
Trade payables	259	223
Non-trade receivables and others	9,664	6,598
Non-trade payables and others	8,021	13,796
Taebaek Wind Power Co., Ltd.
Disclosure of transactions between related parties [Line Items]
Service sales	614	813	796
REC purchase	8,582	6,534	5,741
Outstanding balances for related party transactions [Abstract]
Trade receivables	0	116
Trade payables	453	533
Non-trade payables and others	291	121
Pyeongchang Wind Power Co., Ltd.
Disclosure of transactions between related parties [Line Items]
Design service	1,166	1,176	497
Service purchase	6,994	4,033	1,594
Outstanding balances for related party transactions [Abstract]
Trade receivables	4	3
Non-trade payables and others	25	163
Daeryun Power Co., Ltd.
Disclosure of transactions between related parties [Line Items]
Electricity sales	1,731	1,796	1,516
Electricity purchase	184,063	146,189	244,023
Outstanding balances for related party transactions [Abstract]
Trade receivables	178	162
Trade payables	15,845	15,706
Changjuk Wind Power Co., Ltd.
Disclosure of transactions between related parties [Line Items]
Electricity sales	758	788	863
Electricity purchase	7,929	6,981	5,786
Outstanding balances for related party transactions [Abstract]
Trade receivables	0	101
Trade payables	455	515
Non-trade payables and others	273	546
KNH Solar Co., Ltd.
Disclosure of transactions between related parties [Line Items]
Electricity sales	17	17	17
Electricity purchase	3,586	3,947	4,006
Outstanding balances for related party transactions [Abstract]
Trade receivables	1	1
Non-trade payables and others	0	193
S-Power Co., Ltd.
Disclosure of transactions between related parties [Line Items]
Service sales	9,118	12,852	5,994
Electricity purchase	507,875	457,329	437,206
Outstanding balances for related party transactions [Abstract]
Trade receivables	922	117
Trade payables	56,897	25,061
Non-trade receivables and others	34	5,183
Non-trade payables and others	16	0
PND solar., Ltd
Disclosure of transactions between related parties [Line Items]
Electricity sales	12	0	0
Outstanding balances for related party transactions [Abstract]
Trade receivables	3	0
Busan Solar
Disclosure of transactions between related parties [Line Items]
Electricity sales	0	0	8
Electricity purchase	0	0	1,079
Hadong Mineral Fiber Co., Ltd.
Disclosure of transactions between related parties [Line Items]
Service purchase	60	0	0
Green Biomass Co., Ltd.
Disclosure of transactions between related parties [Line Items]
Electricity sales	0	0	2
Woodchip purchase	440	1,345	2,232
Outstanding balances for related party transactions [Abstract]
Non-trade payables and others	0	85
SPC Power Corporation
Disclosure of transactions between related parties [Line Items]
Dividend income	9,549	5,562	8,346
Outstanding balances for related party transactions [Abstract]
Non-trade receivables and others	73	76
YeongGwang Yaksu Wind Electric. Co., Ltd
Disclosure of transactions between related parties [Line Items]
Electricity purchase	2,437	0	0
Outstanding balances for related party transactions [Abstract]
Trade payables	2,679	0
Gemeng International Energy Co., Ltd.
Disclosure of transactions between related parties [Line Items]
Dividend income	11,246	13,365	16,476
PT. Cirebon Electric Power
Disclosure of transactions between related parties [Line Items]
Dividend income	4,432	550	0
Dolphin Property Limited
Disclosure of transactions between related parties [Line Items]
Dividend income	0	0	35
PT. Bayan Resources TBK
Disclosure of transactions between related parties [Line Items]
Service sales	33,817	717	160
Nepal Water & Energy Development Company Private Limited
Disclosure of transactions between related parties [Line Items]
Service sales	536	900	375
Service purchase	31	72	0
Outstanding balances for related party transactions [Abstract]
Non-trade receivables and others	311	227
Pioneer Gas Power Limited
Disclosure of transactions between related parties [Line Items]
Rental income and others	26	62	164
Xe-Pian Xe-Namnoy Power
Disclosure of transactions between related parties [Line Items]
Service sales	672	661	773
Outstanding balances for related party transactions [Abstract]
Non-trade receivables and others	61	53
PT. Mutiara Jawa
Disclosure of transactions between related parties [Line Items]
Rental income and others	40	47	0
Outstanding balances for related party transactions [Abstract]
Non-trade receivables and others	10	0
Ecollite Co., Ltd.
Outstanding balances for related party transactions [Abstract]
Non-trade receivables and others	210	210
Daegu Green Power
Disclosure of transactions between related parties [Line Items]
Electricity sales	1,022	1,131	768
Electricity purchase	287,008	252,024	263,797
Outstanding balances for related party transactions [Abstract]
Trade receivables	110	98
Trade payables	32,609	25,257
Non-trade receivables and others	12	10
KEPCO SPC Power Corporation
Disclosure of transactions between related parties [Line Items]
Service sales	43,141	45,005	10,344
Daejung Offshore Wind Power Co., Ltd.
Disclosure of transactions between related parties [Line Items]
Electricity sales	1	1	1
KAPES, Inc.
Disclosure of transactions between related parties [Line Items]
Commission	648	1,420	1,176
Service purchase	77,758	164,165	140,555
Outstanding balances for related party transactions [Abstract]
Trade payables	0	55
Non-trade receivables and others	253	0
Non-trade payables and others	338	0
Dangjin Eco Power Co., Ltd.
Disclosure of transactions between related parties [Line Items]
Technical fee	3,424	670	1,787
Outstanding balances for related party transactions [Abstract]
Non-trade receivables and others	18	1,211
Non-trade payables and others	0	41
Honam Wind Power Co., Ltd.
Disclosure of transactions between related parties [Line Items]
Electricity sales	415	552	169
Electricity purchase	7,700	5,962	6,776
Outstanding balances for related party transactions [Abstract]
Trade payables	432	381
Non-trade payables and others	3,573	3,013
Seokmun Energy Co., Ltd.
Disclosure of transactions between related parties [Line Items]
Service sales	1,897	1,765	1,627
REC purchase	31,759	21,674	0
Outstanding balances for related party transactions [Abstract]
Trade receivables	39	93
Non-trade receivables and others	303	276
Non-trade payables and others	5,043	3,052
Incheon New Power Co., Ltd.
Disclosure of transactions between related parties [Line Items]
Construction revenue	568	539	524
Outstanding balances for related party transactions [Abstract]
Trade receivables	128	128	128
KW Nuclear Components Co., Ltd.
Disclosure of transactions between related parties [Line Items]
Service sales	839	644	3,327
Outstanding balances for related party transactions [Abstract]
Trade receivables	4	4
Non-trade receivables and others	31	0
Chun-cheon Energy Co., Ltd.
Disclosure of transactions between related parties [Line Items]
Electricity sales	2,471	4,855	3,079
REC purchase	320,954	194,136	0
Outstanding balances for related party transactions [Abstract]
Trade receivables	20	129
Trade payables	33,796	29,676
Non-trade receivables and others	308	252
Yeonggwangbaeksu Wind Power Co., Ltd.
Disclosure of transactions between related parties [Line Items]
Electricity sales	1,540	1,654	1,591
Electricity purchase	11,366	11,124	11,208
Outstanding balances for related party transactions [Abstract]
Trade receivables	7	7
Trade payables	736	619
Non-trade receivables and others	0	144
Non-trade payables and others	789	1,300
Yeonggwang Wind Power Co., Ltd
Disclosure of transactions between related parties [Line Items]
Electricity sales	46	0	0
Outstanding balances for related party transactions [Abstract]
Trade receivables	10	0
KEPCO-Uhde Inc.
Disclosure of transactions between related parties [Line Items]
Service sales	17	34	6
Outstanding balances for related party transactions [Abstract]
Non-trade payables and others	4	4
GS Donghae Electric Power Co., Ltd.
Disclosure of transactions between related parties [Line Items]
Electricity sales	7,238	11,204	12,994
Electricity purchase	780,233	351,367	903
Outstanding balances for related party transactions [Abstract]
Trade receivables	245	450
Trade payables	69,820	73,570
Non-trade receivables and others	2,537	1,892
Non-trade payables and others	59	0
Busan Shinho Solar Power Co., Ltd.
Disclosure of transactions between related parties [Line Items]
Electricity sales	362	87	210
REC purchase	7,901	7,984	6,770
Outstanding balances for related party transactions [Abstract]
Trade receivables	2	2
Trade payables	175	159
Non-trade payables and others	717	811
Global Trade Of Power System Co., Ltd.
Disclosure of transactions between related parties [Line Items]
Service purchase	565	414	882
Datang Chifeng Renewable Power
Disclosure of transactions between related parties [Line Items]
Interest income	19,013	500	8,216
Outstanding balances for related party transactions [Abstract]
Non-trade receivables and others	0	82
Rabigh Electricity Company
Disclosure of transactions between related parties [Line Items]
Service sales	29,167	19,179	699
Rabigh Operation & Maintenance Company
Disclosure of transactions between related parties [Line Items]
Service sales	1,707	2,784	2,395
Outstanding balances for related party transactions [Abstract]
Non-trade receivables and others	449	869
Datang Chaoyang Renewable Power Co., Ltd.
Disclosure of transactions between related parties [Line Items]
Dividend income	0	839	0
Shuweihat Asia Power Investment B.V.
Disclosure of transactions between related parties [Line Items]
Dividend income	499	1,707	2,957
Shuweihat Asia Operation & Maintenance Company
Disclosure of transactions between related parties [Line Items]
Service sales	1,046	1,319	1,179
Expressway Solar-light Power
Disclosure of transactions between related parties [Line Items]
Electricity purchase		2,941	2,942
Purchase of power generation fuel	3,513
ASM-BG Investicii AD
Disclosure of transactions between related parties [Line Items]
Service sales		1,062	322
Design service	1,153
Service purchase		0	0
Rental fee and others	1
Outstanding balances for related party transactions [Abstract]
Non-trade receivables and others		37
Non-trade payables and others	38
Jamaica Public Service Company Limited
Disclosure of transactions between related parties [Line Items]
Service sales		0	1,905
Design service	5,160
Service purchase		154	127
Rental fee and others	83
Outstanding balances for related party transactions [Abstract]
Trade receivables		0
Trade payables	594
Non-trade payables and others		0
Accrued interest income	24
KV Holdings, Inc.
Disclosure of transactions between related parties [Line Items]
Dividend income		0	302
Rental income and others	735
Datang KEPCO Chaoyang Renewable Power Co., Ltd.
Disclosure of transactions between related parties [Line Items]
Dividend income		0	440
Rental income and others	0
Amman Asia Electric Power Company
Disclosure of transactions between related parties [Line Items]
Service sales		14,205	21,915
Design service	16,569
Outstanding balances for related party transactions [Abstract]
Trade receivables		2,675
Trade payables	0
Non-trade payables and others		0
Accrued interest income	18,351
Kelar S.A
Disclosure of transactions between related parties [Line Items]
Service sales		570	1,702
Design service	0
Nghi Son 2 Power LLC
Disclosure of transactions between related parties [Line Items]
Service sales		2,693	0
Design service	25,880
Barakah One Company
Disclosure of transactions between related parties [Line Items]
Service sales		7,059	25,244
Design service	7,777
Service purchase		2,631	0
Rental fee and others	1,145
Nawah Energy Company
Disclosure of transactions between related parties [Line Items]
Service sales		34,421	0
Design service	51,144
Outstanding balances for related party transactions [Abstract]
Trade receivables		10,419
Trade payables	29,614
Non-trade receivables and others		0
Non-trade payables and others	253
South Jamaica Power Company Limited
Disclosure of transactions between related parties [Line Items]
Service sales		0	0
Design service	152
Service purchase		0	0
Rental fee and others	67
RE Holiday Holdings LLC
Disclosure of transactions between related parties [Line Items]
Dividend income		0	0
Rental income and others	112
RE Pioneer Holdings LLC
Disclosure of transactions between related parties [Line Items]
Dividend income		0	0
Rental income and others	979
RE Barren Ridge 1 Holdings LLC
Disclosure of transactions between related parties [Line Items]
Dividend income		0	0
Rental income and others	1,114
RE Astoria 2 LandCo LLC
Disclosure of transactions between related parties [Line Items]
Dividend income		0	0
Rental income and others	504
RE Barren Ridge LandCo LLC
Disclosure of transactions between related parties [Line Items]
Dividend income		0	0
Rental income and others	202
Yeongwol Energy Station Co., Ltd.
Disclosure of transactions between related parties [Line Items]
Service sales		830	858
Design service	373
REC purchase		14,256	14,875
Service purchase	4,019
Outstanding balances for related party transactions [Abstract]
Trade receivables		7,068
Trade payables	0
DS POWER Co., Ltd.
Disclosure of transactions between related parties [Line Items]
Service sales		5,819	35,133
Design service	565
Outstanding balances for related party transactions [Abstract]
Trade receivables		340
Trade payables	0
Korea Development Bank
Disclosure of transactions between related parties [Line Items]
Electricity sales		3,239	3,102
Service sales	3,524
Dividend paid		418,407	654,829
Commission	166,876
Interest income		1,685	3,164
Interest expense	4,438	4,573	₩ 8,231
Electricity purchase	5,043
Outstanding balances for related party transactions [Abstract]
Non-trade receivables and others		501,029
Non-trade payables and others	12,125	200
Accrued interest income	218	204
Derivative assets	1,147	569
Derivative liabilities	₩ 27,306	₩ 22,398